First Trust Nasdaq Lux Digital Health Solutions ETF Investment Strategy - First Trust Nasdaq Lux Digital Health Solutions ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure the Index integrity. The Index is designed to measure the performance of a selection of companies that are primarily engaged in and involved at the intersection of healthcare and technology (referred to herein as “Digital Health Companies”), as classified by Lux Capital based on analysis of the products and services offered by those companies. Accordingly, the Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in Digital Health Companies (as further defined below). According to the Index Provider, the Index’s initial selection universe consists of securities listed on an Index-eligible global stock exchange by issuers classified by Lux Capital as Digital Health Companies. This classification includes companies engaged in at least one of the following: (i) development or commercialization of a medical device (including any instrument, apparatus, appliance or other material that when used in combination with software is used for diagnostic or therapeutic purposes across disease, injuries/handicaps and physiological conditions) or life science/diagnostic tool or instrument; (ii) development of a proteomics (the study of proteins), next-generation sequencing (“NGS”) (a highly parallel approach to determining the sequence of bases in DNA), genome sequencing (the process of determining the sequence of the entire set of genetic information of an organism) and/or genetic testing platform (type of medical test that identifies changes in DNA sequences); (iii) development of a clinically actionable genomic information platform (meaning the findings of changes in DNA sequences have known medical conditions associated with them which often have known medical recommendations for healthcare providers); (iv) development of software that is used to collect healthcare data to provide users with analytics; (v) development or commercialization of a connected hardware, handheld/advanced imaging or wearable device intended for remote monitoring, diagnosis or treatment; (vi) development of a digital interface or application that improves access to and quality of healthcare; or (vii) participation in at least one of the following markets: therapeutic devices; at-home connected fitness and wellness tech; fitness wearables; tech-enabled at-home or remote care; tech-enabled health networks; tech-enabled clinical trial and research; online healthcare platforms; femtech; laboratory services (activities related to medical tests carried out to obtain information about the health of a patient to aid in diagnosis, treatment, and prevention of diseases) that commonly use techniques involving medical devices such as NGS and laboratory informatics software to provide results and interpretation to patients; and healthcare technology systems (collectively, "Digital Health Companies"). According to the Index Provider, from the initial selection universe, the Index Provider selects companies that meet the float, security type, seasoning and liquidity requirements of the Index. In order to remain in the Index, companies must have at least 7% annual revenue growth in one of the two preceding full fiscal years or meet the size requirements of the Index. Companies added to the Index during reconstitutions must have annual revenue growth of at least 10% in each of the two preceding full fiscal years. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Each eligible security remaining is selected for the Index and weighted according to a modified market capitalization methodology. Under this methodology, the weighting of each Index constituent is determined by dividing its free float market capitalization by the aggregate free float market capitalization of all the securities in the Index subject to a maximum weighting of 8%. These weights are maintained for the five securities with the largest free float market capitalization, and all other securities in the Index are subject to a maximum weighting of 4%. Thus, no security may be weighted above 8% and only five securities may exceed 4%. The term “free float” is used to capture the portion of an issuer’s outstanding securities that can be publicly traded, and thus excludes locked-in securities held by an issuer’s affiliates, officers or promoters or securities subject to some other restrictive arrangement that prevents them from being freely traded. The Fund may invest in securities with various market capitalizations and depositary receipts. The index is rebalanced and reconstituted semi-annually, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 38 securities with market capitalization ranges from $1.24 billion to $200.77 billion. As of December 31, 2025, the Fund had significant investments in health care companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 38 securities with market capitalization ranges from $1.24 billion to $200.77 billion. As of December 31, 2025, the Fund had significant investments in health care companies, although this may change from time to time.